Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Statutory Surplus Reserve	Shareholders’ equity to Huadi International Group Co., Ltd.	Non- controlling interests	Total
Balance at Sep. 30, 2022	$ 2,648	$ 44,211,313	$ 3,802,265	$ 873,059	$ 494,223	$ 49,383,508	$ 250,433	$ 49,633,941
Balance (in Shares) at Sep. 30, 2022	13,239,182
Share issuance	$ 200	23,009,800				23,010,000		23,010,000
Share issuance (in Shares)	1,000,000
Statutory reserves			(380,295)		380,295
Stock-based compensation	$ 4	59,596				59,600		59,600
Stock-based compensation (in Shares)	20,000
Foreign currency translation gain				(1,301,838)		(1,301,838)	(13,150)	(1,314,988)
Net income (loss)			3,257,722			3,257,722	37,535	3,295,257
Balance at Sep. 30, 2023	$ 2,852	67,280,709	6,679,692	(428,779)	874,518	74,408,992	274,818	74,683,810
Balance (in Shares) at Sep. 30, 2023	14,259,182
Cumulative effect of adoption of CECL			932,805			932,805	9,422	942,227
Statutory reserves			(45,460)		45,460
Stock-based compensation	$ 4	48,996				49,000		49,000
Stock-based compensation (in Shares)	20,000
Foreign currency translation gain				2,475,007		2,475,007	25,000	2,500,007
Net income (loss)			137,422			137,422	4,973	142,395
Balance at Sep. 30, 2024	$ 2,856	67,329,705	7,704,459	2,046,228	919,978	78,003,226	314,213	$ 78,317,439
Balance (in Shares) at Sep. 30, 2024	14,279,182							14,279,182
Stock-based compensation	$ 4	29,396				29,400		$ 29,400
Stock-based compensation (in Shares)	20,000
Foreign currency translation gain				(1,122,394)		(1,122,394)	(11,337)	(1,133,731)
Net income (loss)			(1,395,927)			(1,395,927)	(4,874)	(1,400,801)
Balance at Sep. 30, 2025	$ 2,860	$ 67,359,101	$ 6,308,532	$ 923,834	$ 919,978	$ 75,514,305	$ 298,002	$ 75,812,307
Balance (in Shares) at Sep. 30, 2025	14,299,182							14,299,182